Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.77%
Aerospace & Defense–1.36%
BWX Technologies, Inc.	11,700	$737,568
Huntington Ingalls Industries, Inc.	15,900	3,291,618
		4,029,186
Automotive Parts & Equipment–1.66%
Dana, Inc.(b)	325,500	4,898,775
Casinos & Gaming–1.73%
Las Vegas Sands Corp.(c)	89,100	5,118,795
Commercial & Residential Mortgage Finance–0.00%
MGIC Investment Corp.	100	1,342
Radian Group, Inc.	100	2,210
		3,552
Construction & Engineering–5.50%
AECOM	82,487	6,955,304
HOCHTIEF AG (Germany)	33,100	2,759,428
MasTec, Inc.(c)	69,300	6,544,692
		16,259,424
Construction Machinery & Heavy Transportation Equipment– 0.97%
Oshkosh Corp.	34,359	2,857,982
Copper–2.33%
Freeport-McMoRan, Inc.	168,700	6,901,517
Distributors–0.99%
LKQ Corp.	51,742	2,936,876
Diversified Chemicals–1.79%
Huntsman Corp.	193,800	5,302,368
Diversified Financial Services–1.39%
Apollo Global Management, Inc.	65,273	4,122,643
Diversified Metals & Mining–2.21%
Teck Resources Ltd., Class B (Canada)	179,500	6,551,750
Electric Utilities–1.08%
NRG Energy, Inc.	93,600	3,209,544
Electrical Components & Equipment–2.70%
nVent Electric PLC	100	4,294
Vertiv Holdings Co.	557,496	7,977,768
		7,982,062
Electronic Manufacturing Services–5.84%
Flex Ltd.(c)	373,211	8,587,585
Jabil, Inc.	98,500	8,683,760
		17,271,345
Food Distributors–3.36%
Performance Food Group Co.(c)	63,817	3,850,718
US Foods Holding Corp.(c)	164,921	6,092,181
		9,942,899
Shares		Value
Forest Products–0.00%
Louisiana-Pacific Corp.	100	$5,421
Gold–3.23%
Agnico Eagle Mines Ltd. (Canada)	93,600	4,770,792
Yamana Gold, Inc. (Canada)	817,200	4,780,620
		9,551,412
Health Care Distributors–1.14%
Henry Schein, Inc.(c)	41,200	3,359,448
Health Care Facilities–0.02%
Encompass Health Corp.	524	28,349
Universal Health Services, Inc., Class B	194	24,657
		53,006
Health Care Services–1.43%
Cigna Group (The)	16,500	4,216,245
Hotels, Resorts & Cruise Lines–3.07%
Expedia Group, Inc.(c)	74,500	7,228,735
Hilton Grand Vacations, Inc.(c)	809	35,944
Travel + Leisure Co.	46,541	1,824,407
		9,089,086
Household Products–2.05%
Spectrum Brands Holdings, Inc.	91,700	6,072,374
Human Resource & Employment Services–1.22%
ManpowerGroup, Inc.	43,549	3,594,099
Independent Power Producers & Energy Traders–1.65%
Vistra Corp.	203,400	4,881,600
Industrial Machinery & Supplies & Components–0.76%
Crane NXT Co.	314	35,639
Timken Co. (The)	27,100	2,214,612
		2,250,251
Integrated Oil & Gas–2.00%
Cenovus Energy, Inc. (Canada)(b)	338,400	5,908,464
Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The)	15,800	5,168,338
Managed Health Care–3.37%
Centene Corp.(c)	112,138	7,088,243
Molina Healthcare, Inc.(c)	10,800	2,888,892
		9,977,135
Oil & Gas Exploration & Production–12.83%
APA Corp.	201,900	7,280,514
ARC Resources Ltd. (Canada)	592,300	6,718,431
Chord Energy Corp.	26,700	3,593,820
Diamondback Energy, Inc.	43,142	5,831,504
EQT Corp.(b)	112,700	3,596,257
Murphy Oil Corp.	75,800	2,803,084
Ovintiv, Inc.	144,400	5,209,952
Southwestern Energy Co.(c)	583,600	2,918,000
		37,951,562

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Refining & Marketing–2.14%
Phillips 66	62,300	$6,315,974
Oil & Gas Storage & Transportation–1.78%
New Fortress Energy, Inc.	179,037	5,269,059
Paper & Plastic Packaging Products & Materials–0.35%
Sealed Air Corp.	22,400	1,028,384
Regional Banks–8.73%
Huntington Bancshares, Inc.	610,550	6,838,160
Pinnacle Financial Partners, Inc.	100,300	5,532,548
Webster Financial Corp.	147,300	5,806,566
Western Alliance Bancorporation	215,200	7,648,208
		25,825,482
Research & Consulting Services–6.71%
CACI International, Inc., Class A(c)	19,111	5,662,207
Jacobs Solutions, Inc.	50,100	5,887,251
KBR, Inc.	150,400	8,279,520
Science Applications International Corp.	200	21,492
		19,850,470
Restaurants–1.04%
Restaurant Brands International, Inc. (Canada)	45,900	3,081,726
Semiconductor Materials & Equipment–2.49%
Applied Materials, Inc.	21,500	2,640,845
Lam Research Corp.	5,000	2,650,600
MKS Instruments, Inc.	23,500	2,082,570
		7,374,015
Semiconductors–2.18%
Skyworks Solutions, Inc.	54,600	6,441,708
Silver–0.57%
Pan American Silver Corp. (Canada)(b)	91,900	1,672,580
Specialty Chemicals–0.31%
Axalta Coating Systems Ltd.(c)	30,200	914,758
Element Solutions, Inc.	100	1,931
		916,689
Shares		Value
Trading Companies & Distributors–3.53%
AerCap Holdings N.V. (Ireland)(c)	500	$28,115
Air Lease Corp.	164,700	6,484,239
WESCO International, Inc.	25,400	3,925,316
		10,437,670
Transaction & Payment Processing Services–1.51%
Fidelity National Information Services, Inc.	82,400	4,476,792
Total Common Stocks & Other Equity Interests (Cost $291,500,992)		292,157,708
Money Market Funds–1.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	1,350,877	1,350,877
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	1,007,470	1,007,671
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	1,543,859	1,543,859
Total Money Market Funds (Cost $3,902,347)		3,902,407
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $295,403,339)		296,060,115
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.00%
Invesco Private Government Fund, 4.78%(d)(e)(f)	3,316,780	3,316,780
Invesco Private Prime Fund, 4.98%(d)(e)(f)	8,528,862	8,528,862
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,848,026)		11,845,642
TOTAL INVESTMENTS IN SECURITIES–104.09% (Cost $307,251,365)		307,905,757
OTHER ASSETS LESS LIABILITIES—(4.09)%		(12,103,033)
NET ASSETS–100.00%		$295,802,724
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,352,027	$10,826,987	$(13,828,137)	$-	$-	$1,350,877	$41,330
Invesco Liquid Assets Portfolio, Institutional Class	3,151,573	7,733,562	(9,877,239)	(882)	657	1,007,671	16,148
Invesco Treasury Portfolio, Institutional Class	4,973,745	12,373,699	(15,803,585)	-	-	1,543,859	25,571
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,083,555	$38,083,854	$(42,850,629)	$-	$-	$3,316,780	$68,704*
Invesco Private Prime Fund	20,786,286	66,297,711	(78,548,055)	(3,407)	(3,673)	8,528,862	193,640*
Total	$41,347,186	$135,315,813	$(160,907,645)	$(4,289)	$(3,016)	$15,748,049	$345,393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/11/2023	Royal Bank of Canada	EUR	190,552	USD	207,264	$531
Currency Risk
04/11/2023	Barclays Bank PLC	EUR	2,379,636	USD	2,516,084	(65,614)
Total Forward Foreign Currency Contracts						$(65,083)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$289,398,280	$2,759,428	$—	$292,157,708
Money Market Funds	3,902,407	11,845,642	—	15,748,049
Total Investments in Securities	293,300,687	14,605,070	—	307,905,757
Other Investments - Assets*
Forward Foreign Currency Contracts	—	531	—	531
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(65,614)	—	(65,614)
Total Other Investments	—	(65,083)	—	(65,083)
Total Investments	$293,300,687	$14,539,987	$—	$307,840,674

*	Unrealized appreciation (depreciation).
Invesco V.I. American Value Fund